Related parties (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Percent of gross sales due to related parties	2.00%				2.00%
Royalty expense		$ 25,000	$ 20,000	$ 0
Royalties payable		$ 3,000	4,000	0
Affiliated Entity
Related Party Transaction [Line Items]
License fees received			$ 32,000	$ 61,000